RELATED PARTIES: (Tables)	12 Months Ended
Dec. 31, 2022
RELATED PARTIES:
Schedule of transactions with related parties
	For the year ended December 31
	2022	2021
Revenues from Jet Talk	-	3,116
Revenues from iDirect (*)	489	2,074
(*) After SPAC transaction Idirect is no longer a related party.
Schedule of key management compensation
For the year ended December 31, 2022:
Name	Position	Scope of Position	Holding Rate	Salary and related expenses	Expected Bonus	Share- Based Payments
Ilan Gat (Simona Gat)	President and COO	Full Time	19.8%	660	40	39
Raysat (Yoav Leibovitch)	Chairman and Former CFO	Full Time	27.04%	5,065	60	39

For the year ended December 31, 2021:

Name	Position	Scope of Position	Holding Rate	Salary and related expenses	Expected Bonus	Share- Based Payments
Ilan Gat (Yoel Gat)	Former CEO	Full Time	22.5%	660	76	39
Ilan Gat (Simona Gat)	President and COO	Full Time	0%	660	76	39
Raysat (Yoav Leibovitch)	CFO	Full Time	12.2%	660	76	39

Schedule of outstanding balances with related parties

	For the year ended December 31
	2022	2021
Assets
Contract assets (Jet Talk)	1,679	1,685
Jet Talk	157	-
Total Assets	1,836	1,685
Labilities
Raysat Israel Ltd.	160	605
Ilan Gat Engineers Ltd	95	1,210
Liability to shareholder	-	334
Bonus Accrued to former CEO	100	-
Jet Talk	53	-
Total Liabilities	408	2,149